Investments in Subsidiaries (Schedule of Non-Controlling Interests in Subsidiaries - Balance Sheet) (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Investments in subsidiaries and investee companies [Line Items]
Current assets	$ 4,164	$ 3,586
Non-current assets	8,249	7,735
Current liabilities	(3,131)	(2,328)
Non-current liabilities	(3,039)	(3,006)
Equity	(6,243)	(5,987)	$ (6,037)	$ (5,713)
Non-controlling interests [Member]
Investments in subsidiaries and investee companies [Line Items]
Current assets	244	270
Non-current assets	420	365
Current liabilities	(122)	(96)
Non-current liabilities	(36)	(38)
Equity	$ (506)	$ (501)